Goodwill and Intangible Assets Goodwill and Intangible Assets, by Segment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-lived intangible assets	$ 176.7	$ 148.3
Indefinite-Lived Intangible Assets (Excluding Goodwill)	39.0	39.0
FMC Agricultural Solutions [Member]
Finite-lived intangible assets	112.2
Indefinite-Lived Intangible Assets (Excluding Goodwill)	35.2
FMC Health and Nutrition [Member]
Finite-lived intangible assets	53.9
Indefinite-Lived Intangible Assets (Excluding Goodwill)	3.2
FMC Minerals [Member]
Finite-lived intangible assets	1.2
Indefinite-Lived Intangible Assets (Excluding Goodwill)	0
FMC Peroxygens [Member]
Finite-lived intangible assets	9.4
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 0.6